GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 23, 2016	Jun. 20, 2014	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Other Intangible Assets [Line Items]
Impairment loss			$ 369,000,000	$ 0	$ 370,000,000	$ 369,000,000
Intangible assets gross carrying amount			449,000,000			449,000,000	$ 449,000,000
Accumulated amortization			438,000,000			438,000,000	436,000,000
Amortization expense						2,000,000	12,000,000	$ 3,000,000
Net deferred sales commisions			30,000,000			30,000,000	64,000,000
Amortization of deferred cost of reinsurance asset				$ 18,000,000	$ 11,000,000	0	0
Net capitalized software			162,000,000			162,000,000	170,000,000
Amortization of capitalized software						51,000,000	56,000,000
AB
Goodwill And Other Intangible Assets [Line Items]
Intangible assets gross carrying amount			909,000,000			909,000,000	911,000,000
Accumulated amortization			659,000,000			659,000,000	617,000,000
Amortization expense						44,000,000	42,000,000	$ 41,000,000
Estimated amortization expense, year one			43,000,000			43,000,000
Estimated amortization expense, year two			43,000,000			43,000,000
Estimated amortization expense, year three			36,000,000			36,000,000
Estimated amortization expense, year four			20,000,000			20,000,000
Estimated amortization expense, year five			20,000,000			20,000,000
Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization expense						1,000,000
Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization expense						2,000,000
Investment Management and Research
Goodwill And Other Intangible Assets [Line Items]
Goodwill carrying value			4,570,000,000			4,570,000,000	4,570,000,000
Impairment of goodwill			0			0	$ 0
Deferred Sales commissions [Member]
Goodwill And Other Intangible Assets [Line Items]
Estimated amortization expense, year one			21,000,000			21,000,000
Estimated amortization expense, year two			6,000,000			6,000,000
Estimated amortization expense, year three			3,000,000			3,000,000
Estimated amortization expense, year four			0			0
Estimated amortization expense, year five			$ 0			$ 0
Ramius Alternative Solutions LLC ("RASL")
Goodwill And Other Intangible Assets [Line Items]
Ownership interest acquired	100.00%
Investment in other company	$ 2,500,000,000
Cash payment in Acquisition	21,000,000
Contigent consideration	12,000,000
Goodwill recognized	22,000,000
Finite lived intangible assets recognized	$ 10,000,000
CPH Capital
Goodwill And Other Intangible Assets [Line Items]
Ownership interest acquired		81.70%
Investment in other company		$ 3,000,000,000
Cash payment in Acquisition		64,000,000
Contigent consideration		9,000,000
Goodwill recognized		58,000,000
Finite lived intangible assets recognized		24,000,000
Indefinite lived intangible assets		4,000,000
Redeemable noncontrolling interest		$ 17,000,000
Percentage of additional ownership interest acquired						93.60%